RELATED PARTIES (Details Textual) - Long-term Debt, Type [Domain] - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Current		$ 470,089		$ 470,089	$ 0
Notes Payable, Related Parties, Noncurrent				0	735,680
Payments to Fund Long-term Loans to Related Parties		0	$ 1,000	2,494	381,721
Proceeds from Collection of Long-term Loans to Related Parties		0	1,000	2,494	227,721
Proceeds from Related Party Debt				165,000	1,000,000
Physician [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties, Current		1,555		1,128	1,746
Revenues		4,354	4,736	19,195	17,312
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		1,000,000		1,000,000	1,000,000
Interest Expense, Debt		8,114	12,698	45,029	55,806
Interest Paid		45,029		55,806
Notes Payable, Related Parties, Current		470,089		470,089
Notes Payable, Related Parties, Noncurrent					735,680
Payments to Fund Long-term Loans to Related Parties			1,000	1,000	381,721
Proceeds from Collection of Long-term Loans to Related Parties				1,000	227,721
Security Deposit		$ 13,200		$ 13,200	$ 13,200
Debt Instrument, Interest Rate, Stated Percentage		7.00%		7.00%	7.00%
Prepaid Rent		$ 11,084		$ 11,084	$ 10,640
Operating Leases, Rent Expense		43,798	42,231	170,964	166,763
Proceeds from Related Party Debt				165,000
Payments To Fund Long-term Loans To Related Parties, Principal Amount				265,591
Other Additional Capital		400,000		400,000
Chief Executive Officer [Member] | Maximum [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Advance Funds Approved	$ 20,000
Chief Executive Officer [Member] | Subsidiary in Pakistan [Member]
Related Party Transaction [Line Items]
Payments to Fund Long-term Loans to Related Parties				1,494
Kashmir Air, Inc [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense		32,100	$ 32,100	128,400	128,400
Due to Related Parties		$ 126,681		$ 108,902	$ 37,789